Reserve for Losses and Loss Adjustment Expenses - Total (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reserve for Losses and Loss Adjustment Expenses
Total reserve for losses and loss adjustment expenses	$ 1,428	$ 2,332	$ 4,165	$ 3,159	$ 3,755	$ 4,432	$ 3,336	$ 1,562
Add: Reinsurance recoverables on unpaid losses and loss adjustment expenses at end of period	13,202		11,896	11,207		13,352	1,442
Reserve for losses and loss adjustment expenses gross of reinsurance recoverables on unpaid losses and loss adjustment expenses at end of period	$ 14,630		$ 16,061	$ 14,366		$ 17,784	$ 4,778